Pension Plans and Retiree Benefits - Schedule of Benefit Obligation in Excess of Plan Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit
Defined Benefit Plan Disclosure
Projected benefit obligation	$ 375	$ 1,824
Plan assets	289	1,670
Accumulated benefit obligation	221	427
Plan assets	158	329
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Projected benefit obligation	14	14
Plan assets	3	3
Accumulated benefit obligation	14	14
Plan assets	$ 3	$ 3